Vessels (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ (0)	$ 32,495	$ 3,553	$ 48,662
Athens 04 And Dr Irene Tsakos [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date			April 28, 2025 and on June 5, 2025
Property, Plant and Equipment, Additions			$ 229,658
Chios Df And Ithaki DF [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date			January 11, 2024 and January 19, 2024
Property, Plant and Equipment, Additions			$ 156,649
DF Montmartre, Alpes, DF Mystras, Aspen And Popi Sazaklis. [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions				350,000
Eurochampion 2004, Euronike, Izumo Princess, Nippon Princess And Neo Energy [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ 32,495		$ 48,662
Pentathlon [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			$ 3,553